IFRS 7 Disclosure (Tables)	6 Months Ended
Apr. 30, 2020
Text block [abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk

$ millions, as at	2020 Apr. 30	2019 Oct. 31
Business and government portfolios – advanced internal ratings-based approach (AIRB)
Drawn	$241,776	$182,169
Undrawn commitments	55,042	52,924
Repo-style transactions	211,341	169,652
Other off-balance sheet	86,997	77,696
OTC derivatives	19,908	26,574
Gross exposure at default (EAD) on business and government portfolios	615,064	509,015
Less: Collateral held for repo-style transactions	195,597	157,415
Net EAD on business and government portfolios	419,467	351,600
Retail portfolios – AIRB approach
Drawn	256,450	256,195
Undrawn commitments (1)	84,925	73,070
Other off-balance sheet	234	311
Gross EAD on retail portfolios	341,609	329,576
Standardized portfolios (2)	76,533	64,286
Securitization exposures – AIRB approach	11,414	10,688
Gross EAD	$1,044,620	$913,565
Net EAD	$849,023	$756,150
(1)
Increases in EAD in the current period include the impact of certain parameter updates in our regulatory models that were made in the first quarter of 2020 as part of our ongoing monitoring and review process.

(2)
Includes $66.4

billion relating to business and government loans (October 31, 2019: $55.3 billion), $6.1 billion (October 31, 2019: $5.5 billion) relating to retail portfolios, and $4.0 billion (October 31, 2019: $3.5 billion) relating to securitization exposures. Our business and government loans under the standardized approach consist of $48.4 billion (October 31, 2019: $40.1 billion) to corporates, $16.5 billion (October 31, 2019: $13.3 billion) to sovereigns, and $1.5 billion (October 31, 2019: $1.9 billion) to banks.

Summary of Industry-wide Breakdown of Business and Government Exposure
The following table provides an industry-wide breakdown of our business and government exposures under the AIRB approach, net of collateral held for repo-style transactions.

$ millions, as at						2020 Apr. 30	2019 Oct. 31
	Drawn	Undrawn commitments	Repo-style transactions	Other off- balance sheet	OTC derivatives	Total	Total (1)
Commercial mortgages	$7,429	$49	$–	$–	$–	$7,478	$7,544
Financial institutions	76,190	7,161	15,053	78,717	9,994	187,115	140,284
Retail and wholesale (2)	6,338	2,837	–	227	240	9,642	9,142
Business services (2)	8,211	2,748	14	615	413	12,001	11,000
Manufacturing – capital goods	3,926	1,618	–	389	380	6,313	5,898
Manufacturing – consumer goods	4,598	1,556	–	198	164	6,516	6,024
Real estate and construction	31,185	9,383	66	1,120	944	42,698	38,358
Agriculture	7,052	1,613	–	20	279	8,964	8,575
Oil and gas	10,894	8,721	–	864	1,910	22,389	21,813
Mining	2,290	2,564	–	654	178	5,686	5,326
Forest products	726	409	–	176	52	1,363	1,324
Hardware and software	1,081	940	–	46	36	2,103	1,751
Telecommunications and cable	627	941	–	418	349	2,335	2,234
Broadcasting, publishing and printing	551	111	–	2	56	720	801
Transportation (2)	5,546	2,158	–	269	1,240	9,213	8,877
Utilities	9,470	6,336	–	2,375	1,336	19,517	15,747
Education, health, and social services	2,849	1,097	5	127	375	4,453	4,541
Governments	62,813	4,800	606	780	1,962	70,961	62,361
	$241,776	$55,042	$15,744	$86,997	$19,908	$419,467	$351,600
(1)
Certain information has been reclassified to conform presentation adopted in the current quarter. The presentation of commercial mortgages has been changed to include risk-rated commercial mortgages. Previously, commercial mortgages only included commercial mortgages under the slotting approach.

(2)	Includes hospitality-related exposures. See the “Exposure to certain industries” section.

Summary of Geographic Distribution of Business and Government Exposures Under the AIRB Approach
The following table provides a geographic distribution of our business and government exposures under the AIRB approach, net of collateral held for repo-style transactions.

$ millions, as at April 30, 2020	Canada	U.S.	Europe	Other	Total
Drawn	$166,983	$51,989	$9,372	$13,432	$241,776
Undrawn commitments	42,628	8,770	2,131	1,513	55,042
Repo-style transactions	8,957	3,719	719	2,349	15,744
Other off-balance sheet	70,460	9,508	6,373	656	86,997
OTC derivatives	11,258	3,828	3,105	1,717	19,908
	$300,286	$77,814	$21,700	$19,667	$419,467
October 31, 2019	$237,234	$73,900	$23,150	$17,316	$351,600
(1)	Classification by country is primarily based on domicile of debtor or customer.

Summary of Risk Measurement
The following table shows the rating profile of OTC derivative mark-to-market
(MTM) receivables:

$ billions, as at	2020 Apr. 30		2019 Oct. 31
	Exposure (1)
Investment grade	$10.44	78.7%	$5.40	82.4%
Non-investment grade	2.77	20.8	1.12	17.1
Watch list	0.05	0.4	0.02	0.3
Default	0.01	0.1	0.01	0.2
	$13.27	100.0%	$6.55	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Market Risks by Type of Risks
VaR by risk type – trading portfolio

						As at or for the three months ended			As at or for the six months ended
$ millions				2020 Apr. 30		2020 Jan. 31		2019 Apr. 30	2020 Apr. 30	2019 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$8.4	$3.5	$7.4	$5.3	$8.8	$6.5	$4.6	$4.2	$5.9	$4.1
Credit spread risk	12.2	1.7	8.7	6.4	3.0	1.9	1.4	1.3	4.1	1.3
Equity risk	13.5	2.0	4.7	5.0	3.1	2.3	1.8	3.2	3.7	3.4
Foreign exchange risk	3.0	0.4	1.7	1.4	2.4	2.5	1.2	1.4	2.0	1.4
Commodity risk	7.9	1.1	7.9	2.6	1.3	2.9	2.1	1.8	2.8	1.6
Debt specific risk	3.4	1.6	2.5	2.2	1.9	1.9	1.6	1.7	2.1	1.6
Diversification effect (1)	n/m	n/m	(19.8)	(11.0)	(12.8)	(12.2)	(8.8)	(8.5)	(11.7)	(8.2)
Total VaR (one-day measure)	$22.0	$3.8	$13.1	$11.9	$7.7	$5.8	$3.9	$5.1	$8.9	$5.2
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Stressed Value at Risk by Trading Activities
Stressed VaR by risk type – trading portfolio

						As at or for the three months ended			As at or for the six months ended
$ millions				2020 Apr. 30		2020 Jan. 31		2019 Apr. 30	2020 Apr. 30	2019 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$24.9	$12.0	$18.2	$17.7	$23.0	$27.8	$15.8	$18.5	$22.7	$17.1
Credit spread risk	14.9	7.7	9.2	10.1	8.8	10.0	13.5	13.5	10.1	13.5
Equity risk	26.3	0.2	3.7	7.2	3.0	2.2	1.5	2.9	4.7	4.0
Foreign exchange risk	19.5	1.2	11.8	6.7	12.0	11.1	16.7	10.3	8.9	8.8
Commodity risk	6.3	2.5	3.6	4.4	4.4	6.5	3.5	2.7	5.4	2.7
Debt specific risk	6.5	4.2	4.6	5.4	5.1	5.0	5.3	5.4	5.2	5.7
Diversification effect (1)	n/m	n/m	(28.8)	(29.8)	(32.4)	(43.6)	(46.8)	(42.1)	(36.7)	(37.1)
Stressed total VaR (one-day measure)	$34.1	$10.7	$22.3	$21.7	$23.9	$19.0	$9.5	$11.2	$20.3	$14.7
(1)	Stressed total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Incremental Risk Charge by Trading Activities
Incremental risk charge – trading portfolio

						As at or for the three months ended			As at or for the six months ended
$ millions				2020 Apr. 30		2020 Jan. 31		2019 Apr. 30	2020 Apr. 30	2019 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Default risk	$203.2	$123.4	$128.9	$146.9	$153.4	$157.6	$200.2	$194.9	$152.2	$194.4
Migration risk	104.9	66.5	79.7	82.3	79.0	70.2	80.5	69.0	76.3	63.1
IRC (one-year measure) (1)	$279.5	$196.5	$208.6	$229.2	$232.4	$227.8	$280.7	$263.9	$228.5	$257.5
(1)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.

Summary of Structural Interest Rate Sensitivity - Measures
Structural interest rate sensitivity – measures

$ millions (pre-tax), as at	2020 Apr. 30		2020 Jan. 31		2019 Apr. 30
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$296	$47	$240	$49	$289	$18
Increase (decrease) in present value of shareholders’ equity	(579)	(257)	(494)	(299)	(455)	(215)
25 basis point decrease in interest rates
Increase (decrease) in net interest income	(92)	(70)	(60)	(10)	(78)	(2)
Increase (decrease) in present value of shareholders’ equity	107	(12)	95	58	112	18
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2020	Cash and deposits with banks	$55,471	$–	$55,471	$139	$55,332
Apr. 30	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	98,398	95,961	194,359	118,064	76,295
	Other debt securities	5,445	3,358	8,803	2,188	6,615
	Equities	25,926	16,362	42,288	28,227	14,061
	Canadian government guaranteed National Housing Act mortgage-backed securities	41,074	1,203	42,277	12,387	29,890
	Other liquid assets (2)	15,062	1,325	16,387	10,433	5,954
		$241,376	$118,209	$359,585	$171,438	$188,147
2019	Cash and deposits with banks	$17,359	$–	$17,359	$784	$16,575
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	85,881	86,205	172,086	100,203	71,883
	Other debt securities	4,928	3,139	8,067	1,838	6,229
	Equities	26,441	15,766	42,207	23,623	18,584
	Canadian government guaranteed National Housing Act mortgage-backed securities	41,378	876	42,254	11,627	30,627
	Other liquid assets (2)	11,196	463	11,659	6,864	4,795
		$187,183	$106,449	$293,632	$144,939	$148,693
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of CIBC’s liquidity risk exposure, however this information serves to inform CIBC’s management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at April 30, 2020	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks	$37,768	$–	$–	$–	$–	$–	$–	$–	$–	$37,768
Interest - bearing deposits with banks	17,703	–	–	–	–	–	–	–	–	17,703
Securities	2,903	4,554	3,428	2,649	5,094	15,018	41,037	32,332	26,791	133,806
Cash collateral on securities borrowed	5,732	–	–	–	–	–	–	–	–	5,732
Securities purchased under resale agreements	40,094	17,398	5,690	1,694	1,098	–	–	–	–	65,974
Loans
Residential mortgages	2,908	7,531	12,510	10,169	9,392	45,160	116,050	8,931	603	213,254
Personal	732	773	967	1,029	1,326	453	2,859	2,699	31,489	42,327
Credit card	235	471	706	706	706	2,826	5,564	–	–	11,214
Business and government	15,033	6,137	5,179	5,627	8,976	24,821	54,248	16,483	11,351	147,855
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,064)	(3,064)
Derivative instruments	4,186	4,396	2,233	2,991	1,729	4,053	7,809	12,922	–	40,319
Customers’ liability under acceptances	7,762	1,072	148	1	10	–	–	–	–	8,993
Other assets	–	–	–	–	–	–	–	–	37,255	37,255
	$135,056	$42,332	$30,861	$24,866	$28,331	$92,331	$227,567	$73,367	$104,425	$759,136
October 31, 2019	$86,873	$37,026	$27,740	$26,478	$23,115	$78,483	$201,231	$59,883	$110,775	$651,604
Liabilities
Deposits (1)	$23,669	$34,099	$46,654	$28,466	$31,171	$24,858	$59,649	$12,215	$283,007	$543,788
Obligations related to securities sold short	14,939	–	–	–	–	–	–	–	–	14,939
Cash collateral on securities lent	1,572	–	–	–	–	–	–	–	–	1,572
Obligations related to securities sold under repurchase agreements	41,023	13,922	5,971	49	17,312	1,500	–	–	–	79,777
Derivative instruments	3,990	4,851	2,595	5,160	2,254	4,920	6,575	10,843	–	41,188
Acceptances	7,820	1,072	148	1	10	–	–	–	–	9,051
Other liabilities	22	46	68	68	68	264	634	462	22,118	23,750
Subordinated indebtedness	–	–	–	–	–	–	–	4,818	–	4,818
Equity	–	–	–	–	–	–	–	–	40,253	40,253
	$93,035	$53,990	$55,436	$33,744	$50,815	$31,542	$66,858	$28,338	$345,378	$759,136
October 31, 2019	$88,803	$43,539	$44,607	$33,034	$26,078	$31,643	$54,407	$22,781	$306,712	$651,604
(1)
Comprises $194.1 billion (October 31, 2019: $178.1 billion) of personal deposits; $332.2 billion (October 31, 2019: $296.4 billion) of business and government deposits and secured borrowings; and $17.5 billion (October 31, 2019: $11.2 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at April 30, 2020	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$1,069	$7,734	$3,404	$3,912	$5,390	$14,217	$50,380	$2,177	$165,578	$253,861
Securities lending (2)	38,527	3,520	1,450	–	–	–	–	–	–	43,497
Standby and performance letters of credit	2,446	2,116	2,107	3,434	2,115	613	897	108	–	13,836
Backstop liquidity facilities	3	85	1,001	9,560	92	419	14	–	–	11,174
Documentary and commercial letters of credit	43	61	65	23	–	–	27	–	–	219
Other	1,321	–	–	–	–	–	–	–	–	1,321
	$43,409	$13,516	$8,027	$16,929	$7,597	$15,249	$51,318	$2,285	$165,578	$323,908
October 31, 2019	$42,113	$21,669	$9,059	$8,063	$5,825	$14,784	$50,210	$2,979	$158,076	$312,778
(1)	Includes $127.5 billion (October 31, 2019: $122.0 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $1.6 billion (October 31, 2019: $1.8 billion) for cash because it is reported on the interim consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other contractual obligations affecting our funding needs:

$ millions, as at April 30, 2020 (1)	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (2)	$105	$274	$228	$169	$147	$489	$747	$241	$2,400
Future lease commitments	–	–	4	8	11	44	130	1,237	1,434
Underwriting commitments	258	–	–	–	–	–	–	–	258
Investment commitments	–	–	2	5	–	1	9	216	233
Pension contributions (3)	100	–	–	–	–	–	–	–	100
	$463	$274	$234	$182	$158	$534	$886	$1,694	$4,425
October 31, 2019	$222	$335	$399	$365	$344	$981	$1,882	$3,582	$8,110

(1)
Effective November 1, 2019, this table excludes operating lease obligations that are accounted for under IFRS 16, which resulted in on-balance
recognition for most operating lease commitments. Lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use
asset, continue to be recognized in this table. Following our adoption of IFRS 16, this table also excludes operating and tax expenses relating to lease commitments. For further details about our transition to IFRS 16, see Note 1 to our interim consolidated financial statements.

(2)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.